UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS RREEF MLP & Energy Infrastructure Fund

	Shares	Value ($)
Master Limited Partnerships 61.4%
Crude Oil & Refined Products 23.8%
Buckeye Partners LP	25,055	788,731
Fairway Energy LP (Units), 144A* (a)	10,000	0
Magellan Midstream Partners LP	19,571	1,191,287
MPLX LP	20,997	696,261
		2,676,279
Diversified Midstream 25.6%
Andeavor Logistics LP	5,807	204,290
Energy Transfer LP	69,193	1,023,365
Enterprise Products Partners LP	37,116	1,026,257
Plains All American Pipeline LP	18,294	426,982
Western Midstream Partners LP	5,824	194,870
		2,875,764
Fee-based Gathering & Processing 5.1%
Enable Midstream Partners LP	38,582	573,714
Natural Gas Pipelines & Storage 6.9%
EQM Midstream Partners LP	14,208	552,265
TC PipeLines LP	7,130	226,592
		778,857
Total Master Limited Partnerships (Cost $7,057,394)		6,904,614
Common Stocks 38.0%
Diversified Midstream 34.2%
Enbridge, Inc.	9,011	333,338
Kinder Morgan Canada Ltd. 144A	8,393	97,773
Kinder Morgan, Inc.	24,469	468,826
ONEOK, Inc.	6,471	415,826
Pembina Pipeline Corp.	11,911	435,909
TransCanada Corp.	21,454	959,435
Williams Companies, Inc.	42,502	1,134,378
		3,845,485
Fee-based Gathering & Processing 3.8%
Keyera Corp.	17,354	426,086
Total Common Stocks (Cost $4,260,496)		4,271,571
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.42% (b) (Cost $134,768)	134,768	134,768
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $11,452,658)	100.6	11,310,953

Other Assets and Liabilities, Net	(0.6)	(67,667)
Net Assets	100.0	11,243,286

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 11/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.42% (b)
315,031	1,931,451	2,111,714	—	—	1,385	—	134,768	134,768

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Master Limited Partnerships (c)	$6,904,614	$—	$0	$6,904,614
Common Stocks (c)	4,271,571	—	—	4,271,571
Short-Term Investments	134,768	—	—	134,768
Total	$11,310,953	$—	$0	$11,310,953

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF MLP & Energy Infrastructure Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019